Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets:
Cash and cash equivalents	$ 167,794	$ 204,123
Accounts receivable	231,027	206,078
Materials and supplies	95,660	65,709
Deferred financing costs, current	14,665	14,857
Deferred costs, current	25,199	48,202
Prepaid expenses and other current assets	17,056	13,889
Total current assets	551,401	552,858
Property and equipment, net	5,431,823	4,512,154
Deferred financing costs	45,978	53,300
Other assets	48,099	45,728
Total assets	6,077,301	5,164,040
Liabilities and shareholders’ equity:
Accounts payable	40,577	54,235
Accrued expenses	45,963	66,026
Long-term debt, current	369,000	7,500
Accrued interest	24,534	21,984
Derivative liabilities, current	8,648	4,984
Deferred revenue, current	84,104	96,658
Total current liabilities	572,826	251,387
Long-term debt, net of current maturities	2,781,242	2,423,337
Deferred revenue	108,812	88,465
Other long-term liabilities	35,549	927
Total long-term liabilities	2,925,603	2,512,729
Commitments and contingencies
Shareholders’ equity:
Common shares, $0.01 par value per share, 5,000,000 shares authorized, 232,770 and 224,100 shares issued and 215,784 and 217,035 shares outstanding as of December 31, 2014 and December 31, 2013, respectively	2,175	2,170
Additional paid-in capital	2,369,432	2,358,858
Treasury shares, at cost	(8,240)	0
Accumulated other comprehensive loss	(20,205)	(8,557)
Retained earnings	235,710	47,453
Total shareholders’ equity	2,578,872	2,399,924
Total liabilities and shareholders’ equity	$ 6,077,301	$ 5,164,040